Basis of Presentation and General Information - Additional Information (Details)	Jun. 30, 2014
Property Plant And Equipment
Number of vessels	30
Suezmax Crude Oil Tankers
Property Plant And Equipment
Number of vessels	4
Medium Range Tankers
Property Plant And Equipment
Number of vessels	18
Post Panamax Container Carrier Vessels
Property Plant And Equipment
Number of vessels	7
Capesize Bulk Carrier
Property Plant And Equipment
Number of vessels	1